Mineral Stream Interests - Schedule of Mineral Stream Interests (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gold interests [member] | Other gold interests [member] | Cangreios [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	$ 3	$ 16
Gold interests [member] | Other gold interests [member] | Marmato [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		40
Gold interests [member] | Other gold interests [member] | Fenix [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	125
Gold interests [member] | Other gold interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	1	14
Gold interests [member] | Other gold interests [member] | Kurmuk [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	131	44
Gold interests [member] | Other gold interests [member] | El Domo [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	32
Repayments Of Other Than Through Business Combinations Mineral Stream Interests		10
Gold interests [member] | Other gold interests [member] | Kone [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	469
Gold interests [member] | Other gold interests [member] | Hemlo [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	300
Gold interests [member] | Other gold interests [member] | Spring Valley [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	50
Silver interests [member] | Other silver interests [member] | Mineral Park [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	40	75
Silver interests [member] | Other silver interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	1	25
Silver interests [member] | Other silver interests [member] | El Domo [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	12
Repayments Of Other Than Through Business Combinations Mineral Stream Interests		3
Accumulated impairment [member] | Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	120	120
Accumulated impairment [member] | Silver interests [member] | El Alto [Member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	338	338
Accumulated impairment [member] | Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	$ 109	$ 109